Provisions for expected credit losses/impairment charges (Details) - AUD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2019	Sep. 30, 2018
Loans and credit commitments
Due to changes in credit quality:
Percentage of change in gross exposure		1.00%
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			$ 3,053
Restatement for adoption of AASB 9	$ 980
Due to changes in credit quality:
Business activity during the year		$ (170)
Net remeasurement of provision for ECL		1,136
Write-offs		(1,154)
Exchange rate and other adjustments		68
Balance at the end of the year	4,033	3,913
Increase (decrease) in credit exposure due to transfers		236
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			422
Restatement for adoption of AASB 9	(422)
Due to changes in credit quality:
Balance at the end of the year		412
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			2,631
Restatement for adoption of AASB 9	(2,631)
Due to changes in credit quality:
Balance at the end of the year		3,501
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Restatement for adoption of AASB 9	877
Due to changes in credit quality:
Transfers to Stage 1		1,458
Transfers to Stage 2		(242)
Transfers to Stage 3		(5)
Business activity during the year		179
Net remeasurement of provision for ECL		(1,385)
Exchange rate and other adjustments		2
Balance at the end of the year	877	884
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Performing - Stage 1 | Collectively assessed
Due to changes in credit quality:
Balance at the end of the year		884
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Restatement for adoption of AASB 9	1,884
Due to changes in credit quality:
Transfers to Stage 1		(1,404)
Transfers to Stage 2		956
Transfers to Stage 3		(621)
Business activity during the year		(19)
Net remeasurement of provision for ECL		874
Exchange rate and other adjustments		4
Balance at the end of the year	1,884	1,674
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Performing - Stage 2 | Collectively assessed
Due to changes in credit quality:
Balance at the end of the year		1,674
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Restatement for adoption of AASB 9	1,272
Due to changes in credit quality:
Transfers to Stage 1		(54)
Transfers to Stage 2		(714)
Transfers to Stage 3		626
Business activity during the year		(330)
Net remeasurement of provision for ECL		1,647
Write-offs		(1,154)
Exchange rate and other adjustments		62
Balance at the end of the year	1,272	1,355
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3 | Individually assessed
Due to changes in credit quality:
Balance at the end of the year		412
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3 | Collectively assessed
Due to changes in credit quality:
Balance at the end of the year		943
Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			482
Restatement for adoption of AASB 9	500
Due to changes in credit quality:
Business activity during the year		(159)
Net remeasurement of provision for ECL		382
Write-offs		(119)
Exchange rate and other adjustments		22
Balance at the end of the year	982	1,108
Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			97
Restatement for adoption of AASB 9	(97)
Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			385
Restatement for adoption of AASB 9	(385)
Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Restatement for adoption of AASB 9	130
Due to changes in credit quality:
Transfers to Stage 1		343
Transfers to Stage 2		(38)
Business activity during the year		17
Net remeasurement of provision for ECL		(289)
Balance at the end of the year	130	163
Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Restatement for adoption of AASB 9	351
Due to changes in credit quality:
Transfers to Stage 1		(317)
Transfers to Stage 2		396
Transfers to Stage 3		(145)
Business activity during the year		(35)
Net remeasurement of provision for ECL		104
Balance at the end of the year	351	354
Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Restatement for adoption of AASB 9	501
Due to changes in credit quality:
Transfers to Stage 1		(26)
Transfers to Stage 2		(358)
Transfers to Stage 3		145
Business activity during the year		(141)
Net remeasurement of provision for ECL		567
Write-offs		(119)
Exchange rate and other adjustments		22
Balance at the end of the year	501	591
Loans and credit commitments | Personal | Performing - Stage 2
Due to changes in credit quality:
Increase (decrease) in credit exposure due to transfers		(2,100)
Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			764
Restatement for adoption of AASB 9	328
Due to changes in credit quality:
Business activity during the year		(116)
Net remeasurement of provision for ECL		789
Write-offs		(822)
Exchange rate and other adjustments		32
Balance at the end of the year	1,092	975
Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			3
Restatement for adoption of AASB 9	(3)
Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			761
Restatement for adoption of AASB 9	(761)
Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Restatement for adoption of AASB 9	263
Due to changes in credit quality:
Transfers to Stage 1		849
Transfers to Stage 2		(148)
Transfers to Stage 3		(2)
Business activity during the year		62
Net remeasurement of provision for ECL		(757)
Exchange rate and other adjustments		1
Balance at the end of the year	263	268
Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Restatement for adoption of AASB 9	589
Due to changes in credit quality:
Transfers to Stage 1		(839)
Transfers to Stage 2		368
Transfers to Stage 3		(350)
Business activity during the year		(18)
Net remeasurement of provision for ECL		708
Exchange rate and other adjustments		1
Balance at the end of the year	589	459
Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Restatement for adoption of AASB 9	240
Due to changes in credit quality:
Transfers to Stage 1		(10)
Transfers to Stage 2		(220)
Transfers to Stage 3		352
Business activity during the year		(160)
Net remeasurement of provision for ECL		838
Write-offs		(822)
Exchange rate and other adjustments		30
Balance at the end of the year	240	248
Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			1,807
Restatement for adoption of AASB 9	152
Due to changes in credit quality:
Business activity during the year		105
Net remeasurement of provision for ECL		(35)
Write-offs		(213)
Exchange rate and other adjustments		14
Balance at the end of the year	1,959	1,830
Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			322
Restatement for adoption of AASB 9	(322)
Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			1,485
Restatement for adoption of AASB 9	(1,485)
Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Restatement for adoption of AASB 9	484
Due to changes in credit quality:
Transfers to Stage 1		266
Transfers to Stage 2		(56)
Transfers to Stage 3		(3)
Business activity during the year		100
Net remeasurement of provision for ECL		(339)
Exchange rate and other adjustments		1
Balance at the end of the year	484	453
Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Restatement for adoption of AASB 9	944
Due to changes in credit quality:
Transfers to Stage 1		(248)
Transfers to Stage 2		192
Transfers to Stage 3		(126)
Business activity during the year		34
Net remeasurement of provision for ECL		62
Exchange rate and other adjustments		3
Balance at the end of the year	944	861
Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Restatement for adoption of AASB 9	531
Due to changes in credit quality:
Transfers to Stage 1		(18)
Transfers to Stage 2		(136)
Transfers to Stage 3		129
Business activity during the year		(29)
Net remeasurement of provision for ECL		242
Write-offs		(213)
Exchange rate and other adjustments		10
Balance at the end of the year	531	516
Loans and credit commitments | Housing and business lending portfolio | Performing - Stage 1
Due to changes in credit quality:
Increase (decrease) in credit exposure due to transfers		7,600
Loans and credit commitments | Housing and business lending portfolio | Non-performing - Stage 3
Due to changes in credit quality:
Increase (decrease) in credit exposure due to transfers		900
Credit commitments | Provision for ECL on credit commitments
Due to changes in credit quality:
Balance at the end of the year		305
Credit commitments | Provision for ECL on credit commitments | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		121
Credit commitments | Provision for ECL on credit commitments | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		178
Credit commitments | Provision for ECL on credit commitments | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		6
Credit commitments | Housing | Provision for ECL on credit commitments
Due to changes in credit quality:
Balance at the end of the year		7
Credit commitments | Housing | Provision for ECL on credit commitments | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		5
Credit commitments | Housing | Provision for ECL on credit commitments | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		2
Credit commitments | Personal | Provision for ECL on credit commitments
Due to changes in credit quality:
Balance at the end of the year		71
Credit commitments | Personal | Provision for ECL on credit commitments | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		36
Credit commitments | Personal | Provision for ECL on credit commitments | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		35
Credit commitments | Business | Provision for ECL on credit commitments
Due to changes in credit quality:
Balance at the end of the year		227
Credit commitments | Business | Provision for ECL on credit commitments | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		80
Credit commitments | Business | Provision for ECL on credit commitments | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		141
Credit commitments | Business | Provision for ECL on credit commitments | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		6
Loans | Provision for ECL on loans
Due to changes in credit quality:
Balance at the end of the year		3,608
Loans | Provision for ECL on loans | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		763
Loans | Provision for ECL on loans | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		1,496
Loans | Provision for ECL on loans | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		1,349
Loans | Housing | Provision for ECL on loans
Due to changes in credit quality:
Balance at the end of the year		1,101
Loans | Housing | Provision for ECL on loans | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		158
Loans | Housing | Provision for ECL on loans | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		352
Loans | Housing | Provision for ECL on loans | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		591
Loans | Personal
Due to changes in credit quality:
Balance at the end of the year		904
Loans | Personal | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		232
Loans | Personal | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		424
Loans | Personal | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		248
Loans | Business | Provision for ECL on loans
Due to changes in credit quality:
Balance at the end of the year		1,603
Loans | Business | Provision for ECL on loans | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		373
Loans | Business | Provision for ECL on loans | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		720
Loans | Business | Provision for ECL on loans | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		510
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			2,613
Restatement for adoption of AASB 9	846
Due to changes in credit quality:
Business activity during the year		(183)
Net remeasurement of provision for ECL		1,076
Write-offs		(1,023)
Exchange rate and other adjustments		49
Balance at the end of the year	3,459	3,378
Increase (decrease) in credit exposure due to transfers		209
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			375
Restatement for adoption of AASB 9	(375)
Due to changes in credit quality:
Balance at the end of the year		364
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			2,238
Restatement for adoption of AASB 9	(2,238)
Due to changes in credit quality:
Balance at the end of the year		3,014
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Restatement for adoption of AASB 9	741
Due to changes in credit quality:
Transfers to Stage 1		1,191
Transfers to Stage 2		(220)
Transfers to Stage 3		(3)
Business activity during the year		168
Net remeasurement of provision for ECL		(1,130)
Balance at the end of the year	741	747
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Performing - Stage 1 | Collectively assessed
Due to changes in credit quality:
Balance at the end of the year		747
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Restatement for adoption of AASB 9	1,605
Due to changes in credit quality:
Transfers to Stage 1		(1,153)
Transfers to Stage 2		860
Transfers to Stage 3		(554)
Business activity during the year		7
Net remeasurement of provision for ECL		654
Exchange rate and other adjustments		1
Balance at the end of the year	1,605	1,420
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Performing - Stage 2 | Collectively assessed
Due to changes in credit quality:
Balance at the end of the year		1,420
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Restatement for adoption of AASB 9	1,113
Due to changes in credit quality:
Transfers to Stage 1		(38)
Transfers to Stage 2		(640)
Transfers to Stage 3		557
Business activity during the year		(358)
Net remeasurement of provision for ECL		1,552
Write-offs		(1,023)
Exchange rate and other adjustments		48
Balance at the end of the year	1,113	1,211
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3 | Individually assessed
Due to changes in credit quality:
Balance at the end of the year		364
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3 | Collectively assessed
Due to changes in credit quality:
Balance at the end of the year		847
Parent Entity | Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			598
Restatement for adoption of AASB 9	243
Due to changes in credit quality:
Business activity during the year		(145)
Net remeasurement of provision for ECL		432
Write-offs		(115)
Exchange rate and other adjustments		20
Balance at the end of the year	841	1,033
Parent Entity | Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			82
Restatement for adoption of AASB 9	(82)
Parent Entity | Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			516
Restatement for adoption of AASB 9	(516)
Parent Entity | Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Restatement for adoption of AASB 9	105
Due to changes in credit quality:
Transfers to Stage 1		322
Transfers to Stage 2		(36)
Business activity during the year		15
Net remeasurement of provision for ECL		(265)
Balance at the end of the year	105	141
Parent Entity | Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Restatement for adoption of AASB 9	334
Due to changes in credit quality:
Transfers to Stage 1		(302)
Transfers to Stage 2		386
Transfers to Stage 3		(141)
Business activity during the year		(33)
Net remeasurement of provision for ECL		91
Balance at the end of the year	334	335
Parent Entity | Loans and credit commitments | Housing | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Restatement for adoption of AASB 9	402
Due to changes in credit quality:
Transfers to Stage 1		(20)
Transfers to Stage 2		(350)
Transfers to Stage 3		141
Business activity during the year		(127)
Net remeasurement of provision for ECL		606
Write-offs		(115)
Exchange rate and other adjustments		20
Balance at the end of the year	402	557
Parent Entity | Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			527
Restatement for adoption of AASB 9	428
Due to changes in credit quality:
Business activity during the year		(107)
Net remeasurement of provision for ECL		706
Write-offs		(733)
Exchange rate and other adjustments		22
Balance at the end of the year	955	843
Parent Entity | Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			3
Restatement for adoption of AASB 9	(3)
Parent Entity | Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			524
Restatement for adoption of AASB 9	(524)
Parent Entity | Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Restatement for adoption of AASB 9	215
Due to changes in credit quality:
Transfers to Stage 1		635
Transfers to Stage 2		(138)
Transfers to Stage 3		(1)
Business activity during the year		62
Net remeasurement of provision for ECL		(544)
Balance at the end of the year	215	229
Parent Entity | Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Restatement for adoption of AASB 9	540
Due to changes in credit quality:
Transfers to Stage 1		(633)
Transfers to Stage 2		319
Transfers to Stage 3		(311)
Business activity during the year		(11)
Net remeasurement of provision for ECL		497
Balance at the end of the year	540	401
Parent Entity | Loans and credit commitments | Personal | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Restatement for adoption of AASB 9	200
Due to changes in credit quality:
Transfers to Stage 1		(2)
Transfers to Stage 2		(181)
Transfers to Stage 3		312
Business activity during the year		(158)
Net remeasurement of provision for ECL		753
Write-offs		(733)
Exchange rate and other adjustments		22
Balance at the end of the year	200	213
Parent Entity | Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			1,488
Restatement for adoption of AASB 9	175
Due to changes in credit quality:
Business activity during the year		69
Net remeasurement of provision for ECL		(62)
Write-offs		(175)
Exchange rate and other adjustments		7
Balance at the end of the year	1,663	1,502
Parent Entity | Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			290
Restatement for adoption of AASB 9	(290)
Parent Entity | Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			$ 1,198
Restatement for adoption of AASB 9	(1,198)
Parent Entity | Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Restatement for adoption of AASB 9	421
Due to changes in credit quality:
Transfers to Stage 1		234
Transfers to Stage 2		(46)
Transfers to Stage 3		(2)
Business activity during the year		91
Net remeasurement of provision for ECL		(321)
Balance at the end of the year	421	377
Parent Entity | Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Restatement for adoption of AASB 9	731
Due to changes in credit quality:
Transfers to Stage 1		(218)
Transfers to Stage 2		155
Transfers to Stage 3		(102)
Business activity during the year		51
Net remeasurement of provision for ECL		66
Exchange rate and other adjustments		1
Balance at the end of the year	731	684
Parent Entity | Loans and credit commitments | Business | Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Restatement for adoption of AASB 9	511
Due to changes in credit quality:
Transfers to Stage 1		(16)
Transfers to Stage 2		(109)
Transfers to Stage 3		104
Business activity during the year		(73)
Net remeasurement of provision for ECL		193
Write-offs		(175)
Exchange rate and other adjustments		6
Balance at the end of the year	$ 511	441
Parent Entity | Loans and credit commitments | Housing and business lending portfolio | Performing - Stage 1
Due to changes in credit quality:
Increase (decrease) in credit exposure due to transfers		4,100
Parent Entity | Credit commitments | Provision for ECL on credit commitments
Due to changes in credit quality:
Balance at the end of the year		275
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		107
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		163
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		5
Parent Entity | Credit commitments | Housing | Provision for ECL on credit commitments
Due to changes in credit quality:
Balance at the end of the year		5
Parent Entity | Credit commitments | Housing | Provision for ECL on credit commitments | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		4
Parent Entity | Credit commitments | Housing | Provision for ECL on credit commitments | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		1
Parent Entity | Credit commitments | Personal | Provision for ECL on credit commitments
Due to changes in credit quality:
Balance at the end of the year		61
Parent Entity | Credit commitments | Personal | Provision for ECL on credit commitments | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		29
Parent Entity | Credit commitments | Personal | Provision for ECL on credit commitments | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		32
Parent Entity | Credit commitments | Business | Provision for ECL on credit commitments
Due to changes in credit quality:
Balance at the end of the year		209
Parent Entity | Credit commitments | Business | Provision for ECL on credit commitments | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		74
Parent Entity | Credit commitments | Business | Provision for ECL on credit commitments | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		130
Parent Entity | Credit commitments | Business | Provision for ECL on credit commitments | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		5
Parent Entity | Loans | Provision for ECL on loans
Due to changes in credit quality:
Balance at the end of the year		3,103
Parent Entity | Loans | Provision for ECL on loans | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		640
Parent Entity | Loans | Provision for ECL on loans | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		1,257
Parent Entity | Loans | Provision for ECL on loans | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		1,206
Parent Entity | Loans | Housing | Provision for ECL on loans
Due to changes in credit quality:
Balance at the end of the year		1,028
Parent Entity | Loans | Housing | Provision for ECL on loans | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		137
Parent Entity | Loans | Housing | Provision for ECL on loans | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		334
Parent Entity | Loans | Housing | Provision for ECL on loans | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		557
Parent Entity | Loans | Personal | Provision for ECL on loans
Due to changes in credit quality:
Balance at the end of the year		782
Parent Entity | Loans | Personal | Provision for ECL on loans | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		200
Parent Entity | Loans | Personal | Provision for ECL on loans | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		369
Parent Entity | Loans | Personal | Provision for ECL on loans | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		213
Parent Entity | Loans | Business | Provision for ECL on loans
Due to changes in credit quality:
Balance at the end of the year		1,293
Parent Entity | Loans | Business | Provision for ECL on loans | Performing - Stage 1
Due to changes in credit quality:
Balance at the end of the year		303
Parent Entity | Loans | Business | Provision for ECL on loans | Performing - Stage 2
Due to changes in credit quality:
Balance at the end of the year		554
Parent Entity | Loans | Business | Provision for ECL on loans | Non-performing - Stage 3
Due to changes in credit quality:
Balance at the end of the year		$ 436